Share-Based Awards and Options - Stock Options Narrative (Details) - USD ($) $ / shares in Thousands, $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	306,366	0	0
Share-based compensation expense	$ 21.1	$ 29.8	$ 18.4
Aggregate intrinsic value of stock options exercised	16.6	24.9	6.3
Total unrecognized compensation cost	$ 1.6
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value, percentage	100.00%
Stock option term	10 years
Vesting period	4 years
Share-based compensation expense	$ 0.7	$ 1.0	$ 1.7
Total unrecognized compensation cost, weighted average period	3 years 6 months 7 days
Stock Option Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0